UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2007

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2007

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of April 30, 2007 the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $17.18 per share. Total return (including a $0.625 per share dividend) for the six-months ended April 30, 2007 was 7.35 percent. This compares with a total return of 9.06 percent for the Wilshire 5000 Index for the same period. Total return for the year ended April 30, 2007 was 11.31 percent, compared to 14.52 percent for the Wilshire 5000. For the five-years ended April 30, 2007, the Fund returned 12.93 percent annualized, compared to 9.67 percent annualized for the Wilshire 5000. Since inception on December 31, 2001, the Fund has produced a total return of 13.10 percent annualized (92.70 percent cumulative), compared to 8.22 percent annualized (52.37 percent cumulative) for the Wilshire 5000. The total annual operating expenses for the Fund are 1.81%. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

My handy HP calculator tells me that money doubles in a little less than 6 years at a 13-percent compounded annual rate. Shareholders with us for the entire history of our Fund recently attained  this milestone. A doubling of shareholder capital certainly wasn’t the first thing on our minds when we started the Fund during the depths of the 2000-2002 decline, but perhaps it should’ve been. The 3 years prior to December 31, 2001 had produced a small negative result (-1.98% cumulative) as measured by the Wilshire 5000, but the prior 10- and 20-year periods had been terrific for stocks. Most importantly, the low-inflation, high-productivity economic backdrop so conducive to good stock returns in the 1980s and 1990s was firmly in place in 2001, and remains in place today.

Given the lengthy bull market, we’re often asked how the economic/market train might be derailed. Our answer always begins with higher inflation.  Today we’re willing to pay nearly 20 times current earnings for the average company because inflation is under control. If the Federal Reserve were to overwhelm our nation’s productive capacity with too-rapid money growth, we would become concerned, and perhaps shift more of our portfolio to cash. There is no sign of this, however. If anything, the many newly capitalist nations around the world continue to exert a deflationary drag. Ten to twelve million Chinese migrate from the country to the city each year, for example, providing a steady stream of cheap labor to that nation’s burgeoning list of manufacturers.  Demographers tell us that this supply tailwind should remain in place for at least the next several years.

These trends beg the question: What about trade? If a new, less trade-friendly administration takes over in 2008, could the world become less friendly for stocks? Perhaps. We’re constantly on the lookout for new barriers to international commerce, but

Fort Pitt Capital Total Return Fund

our guess is that even politicians recognize trade as a prime driver of higher living standards for Americans as well as our trading partners.

Thank you for your continued interest in our Fund.

Sincerely,

Charlie Smith
Portfolio Manager

Mutual fund investing involves risk; principal loss is possible.

The information provided in this letter represents the opinion of Charlie Smith and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Wilshire 5000 is a capitalization weighted index of all U.S.-headquartered companies which provides the broadest measure of U.S. stock market performance. It is not possible to invest directly in an index. (06/07)

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO NET ASSETS
April 30, 2007 (Unaudited)

EXPENSE EXAMPLE
April 30, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a transaction fee equal to 2.00% of the net amount of the redemption if you redeem your shares within six (6) months of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
April 30, 2007 (Unaudited)

commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/06	4/30/07	11/1/06 – 4/30/07
Actual	$1,000.00	$1,073.50	$7.71
Hypothetical (5% return
before expenses)	1,000.00	1,017.36	7.50

*	Expenses are equal to the annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
April 30, 2007 (Unaudited)

COMMON STOCKS – 89.3%	Shares	Value

Aerospace & Defense – 6.3%
The Boeing Company	15,200	$1,413,600
Honeywell International, Inc.	30,000	1,625,400
		3,039,000
Air Freight & Logistics – 1.8%
FedEx Corp.	8,000	843,520

Airlines – 2.2%
Alaska Air Group, Inc. *	35,000	1,036,000

Building Products – 0.0%
Trex Company, Inc. *	700	14,273

Capital Markets – 3.6%
The Charles Schwab Corporation	40,000	764,800
W.P. Stewart & Co., Ltd. +	95,800	980,034
		1,744,834
Commercial Banks – 6.8%
F.N.B. Corporation	48,700	817,186
Mellon Financial Corporation	30,000	1,287,900
PNC Financial Services Group	9,000	666,900
Sovereign Bancorp, Inc.	21,000	509,670
		3,281,656
Communications Equipment – 0.8%
Spectrum Control, Inc. *	27,399	373,174

Computers & Peripherals – 5.2%
Dell, Inc. *	18,000	453,780
EMC Corporation *	40,000	607,200
SanDisk Corporation *	33,100	1,438,195
		2,499,175
Diversified Financial Services – 4.5%
CIT Group, Inc.	13,000	775,450
Citigroup, Inc.	26,000	1,394,120
		2,169,570
Diversified Telecommunication Services – 12.7%
ALLTEL Corporation	10,000	626,900
AT&T, Inc.	60,000	2,323,200
IDT Corporation – Class B	50,000	552,500
North Pittsburgh Systems, Inc.	30,000	622,800

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)

COMMON STOCKS – 89.3% (Continued)	Shares	Value

Diversified Telecommunication Services – 12.7% (Continued)
Telefonos de Mexico SA de CV – ADR	20,000	$682,800
Verizon Communications, Inc.	30,000	1,145,400
Windstream Corporation	10,339	151,156
		6,104,756
Grocery Stores – 2.7%
Koninklijke Ahold NV – ADR *	100,000	1,271,000

Health Care Equipment & Supplies – 2.0%
Advanced Medical Optics, Inc. *	24,000	970,320

Industrial Conglomerates – 8.6%
General Electric Company	35,700	1,315,902
Loews Corporation	30,000	1,419,600
Matthews International Corporation – Class A	13,000	548,080
Tyco International Ltd. +	25,000	815,750
		4,099,332
Insurance – 5.0%
Arthur J. Gallagher & Co.	30,000	838,800
Erie Indemnity Company – Class A	15,000	788,250
The Hartford Financial Services Group, Inc.	7,500	759,000
		2,386,050
Machinery – 8.7%
Ingersoll-Rand Company – Class A +	25,000	1,116,250
ITT Industries, Inc.	16,000	1,020,960
Joy Global, Inc.	22,200	1,123,986
Parker Hannifin Corporation	10,000	921,400
		4,182,596
Media – 3.3%
Comcast Corporation – Class A *	60,000	1,599,600

Metals & Mining – 0.5%
Alcoa, Inc.	7,000	248,430

Oil & Gas – 0.9%
El Paso Corporation	30,000	450,000

Pharmaceuticals – 5.9%
Allergan, Inc.	10,000	1,212,000
Pfizer, Inc.	5,000	132,300
Wyeth	27,000	1,498,500
		2,842,800

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)

COMMON STOCKS – 89.3% (Continued)	Shares	Value

Road & Rail – 1.0%
Dollar Thrifty Automotive Group, Inc. *	10,000	$468,800

Semiconductor & Semiconductor Equipment – 2.1%
Cognex Corporation	15,000	323,250
Texas Instruments, Inc.	20,000	687,400
		1,010,650
Software – 4.7%
CA Inc.	40,000	1,090,400
InterVoice, Inc. *	50,000	318,000
Microsoft Corporation	20,000	598,800
OPNET Technologies, Inc. *	20,000	225,000
		2,232,200
TOTAL COMMON STOCKS
(Cost $29,923,814)		42,867,736

EXCHANGE TRADED FUND – 1.8%
iShares MSCI Japan Index Fund +	60,000	856,800
TOTAL EXCHANGE TRADED FUND
(Cost $743,483)		856,800

	Principal
SHORT-TERM INVESTMENTS – 9.1%	Amount

U.S. Treasury Bill – 6.4%
5.025%, 5/17/2007	$3,067,000	3,060,600

Variable Rate Demand Note – 2.7%
Aim Liquid Assets, 5.24% **	1,307,731	1,307,731

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,368,331)		4,368,331

Total Investments – 100.2%
(Cost $35,035,628)		48,092,867
Liabilities in Excess of Other Assets – (0.2)%		(93,200)
TOTAL NET ASSETS – 100.0%		$47,999,667

*	Non-income producing security.
+	U.S. Security of foreign company.
ADR  American Depositary Receipt.
**	Variable rate security. The rate listed is as of April 30, 2007.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (Unaudited)

ASSETS
Investments, at market value (cost $35,035,628)	$48,092,867
Receivable for Fund shares sold	13,447
Dividends and interest receivable	53,214
Prepaid expenses and other assets	24,208
Total assets	48,183,736

LIABILITIES
Payable for Fund shares redeemed	113,519
Payable to Investment Advisor	33,597
Payable to Chief Compliance Officer	4,401
Accrued expenses and other liabilities	32,552
Total liabilities	184,069

NET ASSETS	$47,999,667

COMPONENTS OF NET ASSETS
Paid in Capital	$34,696,746
Undistributed net investment income	85,988
Accumulated undistributed net realized gain on investments	159,694
Net unrealized appreciation on investments	13,057,239
Total net assets	$47,999,667
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,793,749

Net Asset Value, Redemption Price and Offering Price Per Share	$17.18

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2007 (Unaudited)

INVESTMENT INCOME

Income
Dividends *	$337,731
Interest	120,985
Total investment income	458,716

Expenses
Advisory fees (See Note 4)	222,640
Transfer agent fees and expenses	25,350
Legal fees	23,810
Administration fees	20,744
Fund accounting fees	15,913
Trustee fees	14,147
Registration fees	12,825
Insurance fees	8,540
Audit fees	7,727
Chief Compliance Officer fees	6,832
Shareholder reporting	6,592
Custody fees	4,318
Other	2,534
Total expenses before waiver and reimbursement of expense	371,972
Less: waiver of expenses and reimbursement from Advisor	(38,012)
Net expenses	333,960
Net investment income	124,756

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	173,219
Change in unrealized appreciation on investments	2,885,882
Net realized and unrealized gain on investments	3,059,101
Net increase in net assets resulting from operations	$3,183,857

*	Net of foreign taxes withheld of $100.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006
OPERATIONS
Net investment income	$124,756	$265,952
Net realized gain on investments	173,219	1,308,758
Change in unrealized appreciation on investments	2,885,882	3,350,539
Net increase in net assets
resulting from operations	3,183,857	4,925,249

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(297,696)	(123,177)
Net realized gains	(1,308,641)	(1,439,767)
Total distributions	(1,606,337)	(1,562,944)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,326,123	7,982,983
Proceeds from shares issued
in reinvestment of dividends	1,597,186	1,558,234
Cost of shares redeemed *	(2,338,873)	(2,853,163)
Net increase in net assets resulting
from capital share transactions	4,584,436	6,688,054

Total increase in net assets	6,161,956	10,050,359

NET ASSETS
Beginning of period	41,837,711	31,787,352

End of period	$47,999,667	$41,837,711

Accumulated net investment income	$85,988	$258,928

CHANGES IN SHARES OUTSTANDING
Shares sold	316,729	510,768
Shares issued in reinvestment of dividends	96,975	103,952
Shares redeemed	(139,200)	(181,446)
Net increase in Fund shares outstanding	274,504	433,274
Shares outstanding, beginning of period	2,519,245	2,085,971
Shares outstanding, end of period	2,793,749	2,519,245

*	Net of redemption fees of $144 and $2,129, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

						December 31,
	For the Six					2001*
	Months Ended	For the Year Ended October 31,				through
	April 30, 2007					October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Net asset value,
beginning of period	$16.61	$15.24	$13.36	$11.98	$9.35	$10.00
Income (loss) from
investment operations:
Net investment income	0.04	0.10	0.06	0.00 #	0.00 #	0.03
Net realized and unrealized
gain (loss) on investments	1.15	2.01	2.20	1.38	2.66	(0.68)
Total from
investment operations	1.19	2.11	2.26	1.38	2.66	(0.65)
Less dividends and distributions:
Dividends from
net investment income	(0.11)	(0.06)	—	(0.00)#	(0.03)	—
Distributions from
net realized gains	(0.51)	(0.68)	(0.38)	—	—	—
Total dividends
and distributions	(0.62)	(0.74)	(0.38)	(0.00)#	(0.03)	—
Redemption fees:	0.00 #	0.00 #	0.00 #	0.00 #	—	—
Net asset value, end of period	$17.18	$16.61	$15.24	$13.36	$11.98	$9.35
Total return[1]	7.35%[2]	14.38%	17.06%	11.56%	28.52%	(6.50%)[2]
Supplemental data and ratios:
Net assets, end of period	$47,999,667	$41,837,711	$31,787,352	$22,800,725	$16,619,610	$8,918,779
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.67%[3]	1.80%	1.96%	1.80%	2.17%	5.97%[3]
After expense
reimbursement
and waivers	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%[3]
Ratio of net investment income
to average net assets:
Before expense
reimbursement
and waivers	0.39%[3]	0.41%	(0.04%)	(0.31%)	(0.60%)	(3.69%)[3]
After expense
reimbursement
and waivers	0.56%[3]	0.71%	0.42%	(0.01%)	0.07%	0.78%[3]
Portfolio turnover rate	2%[2]	11%	34%	27%	31%	21%[2]

*	Commencement of operations.
#	Amount is less than $0.01 per share.
1	Totalreturn reflects reinvested dividends but does not reflect the impact of taxes.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2007 (Unaudited)

1.	ORGANIZATION

Fort Pitt Capital Total Return Fund (the “Fund”) is a series of Fort Pitt Capital Funds; a statutory trust organized in the state of Delaware on August 17, 2001 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income.  The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

(a)	Investment Valuation

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”).  Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.  Therefore, no Federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Fund’s financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

In September, 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

(c)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(d)	Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 were as follows:

	2007	2006
Ordinary Income	$297,696	$232,877
Long Term Capital Gain	$1,308,641	$1,330,067

As of October 31, 2006 the components of capital on a tax basis were as follows:

Cost of investments(a)	$31,794,060
Gross unrealized appreciation	10,596,853
Gross unrealized depreciation	(439,143)
Net unrealized appreciation	$10,157,710
Undistributed ordinary income	$258,928
Undistributed long-term capital gain	1,308,763
Total distributable earnings	$1,567,691
Total accumulated earnings/losses	$11,725,401

(a)	At October 31, 2006, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Interest income is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

(f)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than six months.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

3.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2007, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases	$4,127,426
Sales	$686,980

4.	INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the “Agreement”) with Fort Pitt Capital Group, Inc. (the “Advisor”), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund’s average daily net assets up to $100 million, 0.90% from $100 million to $1 billion and 0.80% over $1 billion. Additionally, the Advisor has agreed to waive, through February 28, 2008, all or a portion of the advisory fee, and to assume at its own expense certain expenses otherwise payable by the Fund in order to limit the Fund’s total annual operating expenses to: (a) 1.50% through April 30, 2007; and (b) 1.24% on and after May 1, 2007.

For the six months ended April 30, 2007, the Fund incurred advisory fees of $222,640 and waived/reimbursed expenses of $38,012 for a net advisory fee of $184,628. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

October 31,
2007	2008	2009	2010
41,532	127,733	112,793	38,012

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited)

An in-person meeting of the Board of Trustees (the “Board”) of the Fort Pitt Capital Funds (the “Trust”) and its series, the Fort Pitt Capital Total Return Fund (the “Fund”) occurred on December 20, 2006.  At this meeting, the Board, including a majority of disinterested Trustees, approved the continuation of the May 17, 2004 Investment Advisory Agreement between the Trust and Fort Pitt Capital Group, Inc. (the “Adviser”).  As part of the approval process, the Board reviewed: (a) the Investment Advisory Agreement; (b) an Expense and Performance Analysis Report prepared by the Trust’s administrator pursuant to Section 15(c) of the Investment Company Act of 1940; (c) the Adviser’s responses to a detailed questionnaire compiled by the disinterested Trustees’ legal counsel; and (d) the Gartenberg memo provided by the Fund’s legal counsel.  Having reviewed this information, and using the criteria set forth in the Gartenberg memo as a guide, the Board evaluated several factors before deciding to renew the Investment Advisory Agreement.

The Board considered the nature, extent and quality of the Adviser’s services.  The Board engaged in a broad discussion of the value which the Adviser provided to the Trust’s shareholders, including: (a) the experience of the Fund’s investment managers, and such managers’ consistent value-oriented investment approach in the face of varying market conditions; (b) the Adviser’s willingness to employ and compensate experienced personnel who serve the Fund; (c) the Adviser’s willingness, in the absence of an active 12b-1 Distribution Plan, to bear significant expenses in promoting the Fund in print materials, at industry events and via its web site.

The Board reviewed in detail the investment performance of the Fund and the Adviser.  Specifically, while the Fund lagged slightly behind the Wilshire 5000 and S&P 500 benchmarks in the current year, its three-year performance has been in the top third relative to its Morningstar peer group, and its soon-to-be-released five-year performance is expected to compare favorably.  Moreover, the Adviser noted that since the Fund’s inception, it has produced cumulative returns more than double those of the Wilshire 5000 index.

The Board questioned the Adviser about the costs of its services and the profits it expected to realize from its relationship with the Fund.  Regarding costs, the Adviser discussed the Expense and Analysis Report, and noted that while its contractual advisory fee (1%) and net advisory fee (.698%) were slightly higher than the median figures for its Lipper-selected peer group (.9% and .535% respectively), the Fund had not yet begun to realize significant cost savings arising from economies of scale because it was currently the only series of the Trust and was still relatively small in size.  The Adviser also noted that while the Fund was one of its largest managed accounts, its gross margins for managing the Fund were actually less than the margins for most other Adviser accounts.

The Board next considered the extent to which economies of scale would be realized as the Fund grows, and whether Adviser fee levels would reflect these economies of scale.  The Adviser explained that its fee schedule for the Fund now provides that the Fund will pay the Adviser 1% on assets up to $100 million, 0.9% on assets between $100 million and $1 billion, and 0.8% on assets over $1 billion.  These graduated fees reflect economies of scale that will take effect as the Fund continues to increase in size.

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board then discussed how it continues to have confidence in the Adviser and its investment strategy for the Fund.  While the current calendar year’s performance has lagged slightly behind the Wilshire 5000 and the S&P 500, this was not surprising given the Fund’s value-oriented approach.  Moreover, on an absolute and relative basis, the Fund’s three-year performance has been in the top quartile of its peer group.  Given the Fund’s consistent adherence to its long-term investment strategy and its strong long-term performance, the Board concluded that the Adviser was adding significant value in exchange for its management fees.  The Board therefore voted to continue the Investment Advisory Agreement for another year.

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FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania  15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Metz Lewis, LLC
11 Stanwix Street, 18th Floor
Pittsburgh, Pennsylvania  15222

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775.  Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2006 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fort Pitt Capital Funds

By (Signature and Title)*    /s/Douglas W. Kreps
            Douglas W. Kreps, President

Date        July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas W. Kreps
            Douglas W. Kreps, President

Date         July 3, 2007

By (Signature and Title)*    /s/Charles A. Smith
                 Charles A. Smith, Treasurer

Date         July 3, 2007

* Print the name and title of each signing officer under his or her signature.